U.S. SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.  20549

                                        FORM 24F-2
                           ANNUAL NOTICE OF SECURITES SOLD
                                  PURSUANT TO RULE 24F-2

                READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

 1.  Name and address of issuer:

        Select Advisors Variable Insurance Trust
        311 Pike Street
        Cincinnati, Ohio 45202


 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):                                               [  ]

        Emerging Growth Portfolio
        International Equity Portfolio
        Balanced Portfolio
        Income Opportunity Portfolio
        Standby Income Portfolio

 3.  Investment Company Act File Number:  811-8416

     Securities Act File Number:  33-76566


 4(a). Last day of fiscal year for which this Form is filed: December 31, 1997

 4(b). [ ] Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

 4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


 5.     Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
            during the fiscal year pursuant to
            section 24(f):                                      $0

     (ii)   Aggregate price of securities redeemed
            or repurchased during the fiscal year:  $0




     (iii)  Aggregate price of securities redeemed
            or repurchased during any PRIOR fiscal
            year ending no earlier than October 11,
            1995 that were not previously used to
            reduce registration fees payable to
            the Commission:                          $

     (iv)   Total available redemption credits
            [add items 5(ii) and 5(iii)]:                       -$0

     (v)    Net sales -- if item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)                 $0
            from Item 5(i)]:

     (vi)   Redemption credits available for use
            in future years -- if Item 5(i) is     $  (      )
            less than Item 5(iv) [subtract Item
            5(iv) from Item 5(i)]:

     (vii)  Multiplier for determining registration
            fee (See Instruction C.9):                         x 0.000295

     (viii) Registration fee due [multiply Item 5(v)
            by Item 5(vii)] (enter "0" if no fee
            is due):                                           = $0  **
                                                               ------------
                                                               ------------

     ** All shares sold by Select Advisors Variable Insurance Trust during the fiscal year ended December 31, 1997 were sold to Western-Southern Life Assurance Company Separate Accounts 1 and 2, both of which are unit investment trusts that offer interests that are registered under the Securities Act of 1933 (File Nos. 33-76582, 33-79906 and 333-29705) and
     on which a registration fee will be paid to the Commission.

 6.   Prepaid Shares

      If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
      here:             .  If there is a number of shares or other units that
      were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
      here:           .

 7.   Interest due -- if this Form is being filed more than 90 days after the
      end of the issuer's fiscal year (see Instruction D):        + $

 8.  Total of the amount of the registration fee due plus any interest due
     [Item 5(viii) plus Item 7]:                                  = $0


 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:

                        [ ]  Wire Transfer
                        [ ]  Mail or other means




SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*


          /s/ Kevin Connerty
          ------------------
Name:     Kevin Connerty
Title:    Assistant Treasurer
          Select Advisors Variable Insurance Trust

Date:  March 31, 1998


*Please print the name and title of the signing officer below the signature.